Investments in Associates and Joint Ventures - Summary of Financial Information on Major Associates and Joint Ventures Adjustments to Carrying Amount of Investment in Associates and Dividends Received (Details)
$ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Share of net asset amount		₩ 410,457		₩ 757,297
Carrying amount		448,718	[1]	771,435	[1]	$ 378,505	₩ 598,240	[1]
Dividends	[1]	32,903		18,669
KB Pre IPO Secondary Venture Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	10,678		8,423
Total liabilities	[2]	3		3
Share capital	[2]	4,015		5,940
Equity	[2]	10,675		8,420
Share of net asset amount	[2],[3]	1,622		1,279
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	1,622	[2],[3]	1,279	[2],[3]		1,705
Operating income	[2]	4,594		1,942
Profit (Loss)	[2]	4,180		1,053
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	4,180		1,053
Dividends	[1],[2]	0		0
KB GwS Private Securities Investment Trust
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			534,764
Total liabilities	[2]			741
Share capital	[2]			425,814
Equity	[2]			534,023
Share of net asset amount	[2]			142,799
Unrealized gains (losses)	[2]			(1,440)
Carrying amount	[1]	0		141,359	[2]		136,168
Operating income	[2]			48,501
Profit (Loss)	[2]			47,520
Other comprehensive income	[2]			0
Total comprehensive income	[2]			47,520
Dividends	[1]	0		9,525	[2]
Balhae Infrastructure Company
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	853,961		847,758
Total liabilities	[2]	62,336		1,870
Share capital	[2]	840,323		841,784
Equity	[2]	791,625		845,888
Share of net asset amount	[2],[3]	99,785		106,624
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	99,785	[2],[3]	106,624	[2],[3]		101,391
Operating income	[2]	97,833		63,781
Profit (Loss)	[2]	19,559		89,757
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	19,559		89,757
Dividends	[1],[2]	9,121		6,973
Aju Good Technology Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	64,303		57,776
Total liabilities	[2]	4,703		2,265
Share capital	[2]	32,100		44,500
Equity	[2]	59,600		55,511
Share of net asset amount	[2]	22,921		21,351
Unrealized gains (losses)	[2]	0		(3)
Carrying amount	[1]	22,921	[2]	21,348	[2]		23,016
Operating income	[2]	22,486		8,685
Profit (Loss)	[2]	15,407		2,815
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	15,407		2,815
Dividends	[1],[2]	0		0
SY Auto Capital Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	88,144		89,462
Total liabilities	[2]	47,665		51,272
Share capital	[2]	20,000		20,000
Equity	[2]	40,479		38,190
Share of net asset amount	[2]	19,835		18,713
Unrealized gains (losses)	[2]	(1,613)		(2,569)
Carrying amount	[1]	18,222	[2]	16,144	[2]		12,725
Operating income	[2]	14,316		17,404
Profit (Loss)	[2]	2,193		2,057
Other comprehensive income	[2]	104		(49)
Total comprehensive income	[2]	2,297		2,008
Dividends	[1],[2]	0		0
Incheon Bridge Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	560,570		579,386
Total liabilities	[2]	690,530		700,133
Share capital	[2]	61,096		61,096
Equity	[2]	(129,960)		(120,747)
Share of net asset amount	[2],[3]	(19,481)		(18,100)
Unrealized gains (losses)	[2]	19,481		18,100
Carrying amount	[1]	0	[2],[3]	0	[2],[3]		0
Operating income	[2]	84,068		70,345
Profit (Loss)	[2]	(16,219)		(23,200)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(16,219)		(23,200)
Dividends	[1],[2]	0		0
Big Dipper Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	143		285
Total liabilities	[2]	748		306
Share capital	[2]	1,750		1,750
Equity	[2]	(605)		(21)
Share of net asset amount	[2]	(147)		(5)
Unrealized gains (losses)	[2]	147		5
Carrying amount	[1]	0	[2]	0	[2]		125
Operating income	[2]	939		942
Profit (Loss)	[2]	(583)		(305)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(583)		(305)
Dividends	[1],[2]	0		0
Paycoms Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,597		2,690
Total liabilities	[2]	1,960		2,073
Share capital	[2]	855		855
Equity	[2]	1,637		617
Share of net asset amount	[2],[4]	181		72
Unrealized gains (losses)	[2]	344		126
Carrying amount	[1]	525	[2],[4]	198	[2],[4]		45
Operating income	[2]	1,515		1,391
Profit (Loss)	[2]	857		505
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	857		505
Dividends	[1],[2]	0		0
Food Factory Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	8,332		7,613
Total liabilities	[2]	5,482		4,767
Share capital	[2]	450		450
Equity	[2]	2,850		2,846
Share of net asset amount	[2],[5]	633		632
Unrealized gains (losses)	[2]	687		649
Carrying amount	[1]	1,320	[2],[5]	1,281	[2],[5]		1,000
Operating income	[2]	8,853		9,282
Profit (Loss)	[2]	354		407
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	354		407
Dividends	[1],[2]	0		0
KB Private Equity Fund No.3
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			1,132
Total liabilities	[2]			533
Share capital	[2]			0
Equity	[2]			599
Share of net asset amount	[2],[3]			94
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		94	[2],[3]		7,754
Operating income	[2]			0
Profit (Loss)	[2]			15,442
Other comprehensive income	[2]			0
Total comprehensive income	[2]			15,442
Dividends	[1]	81		2,082	[2]
Korea Credit Bureau Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	128,297		117,077
Total liabilities	[2]	78,328		37,599
Share capital	[2]	10,000		10,000
Equity	[2]	49,969		79,478
Share of net asset amount	[2],[3]	4,497		7,153
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	4,497	[2],[3]	7,153	[2],[3]		5,991
Operating income	[2]	128,150		107,810
Profit (Loss)	[2]	(27,327)		13,391
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(27,327)		13,391
Dividends	[1],[2]	90		89
KoFC POSCO HANWHA KB Shared Growth Private Equity Fund No. 2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			42,585
Total liabilities	[2]			3,205
Share capital	[2]			38,960
Equity	[2]			39,380
Share of net asset amount	[2]			9,845
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		9,845	[2]		13,616
Operating income	[2]			1,629
Profit (Loss)	[2]			626
Other comprehensive income	[2]			0
Total comprehensive income	[2]			626
Dividends	[1]	2,120		0	[2]
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			178,848
Total liabilities	[2]			132,123
Share capital	[2]			42,837
Equity	[2]			46,725
Share of net asset amount	[2],[3]			1,556
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		1,556	[2],[3]		1,625
Operating income	[2]			16,586
Profit (Loss)	[2]			(1,536)
Other comprehensive income	[2]			0
Total comprehensive income	[2]			(1,536)
Dividends	[1]	512		0	[2]
POSCO-KB Shipbuilding Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	17,754		41,807
Total liabilities	[2]	432		541
Share capital	[2]	8,880		33,200
Equity	[2]	17,322		41,266
Share of net asset amount	[2]	5,413		12,895
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	5,413	[2]	12,895	[2]		6,847
Operating income	[2]	1,880		12,842
Profit (Loss)	[2]	376		10,154
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	376		10,154
Dividends	[1],[2]	0		0
UNION Media Commerce Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	3,318		3,318
Total liabilities	[2]	10		7
Share capital	[2]	3,450		3,450
Equity	[2]	3,308		3,311
Share of net asset amount	[2]	959		960
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	959	[2]	960	[2]		961
Operating income	[2]	0		0
Profit (Loss)	[2]	(3)		(3)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(3)		(3)
Dividends	[1],[2]	0		0
KBSP Private Equity Fund No.4
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	37,646		39,795
Total liabilities	[2]	5		0
Share capital	[2]	40,800		40,800
Equity	[2]	37,641		39,795
Share of net asset amount	[2],[3]	5,628		5,950
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	5,628	[2],[3]	5,950	[2],[3]		5,904
Operating income	[2]	(1,358)		2
Profit (Loss)	[2]	(2,154)		306
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(2,154)		306
Dividends	[1],[2]	0		0
KB-Solidus Global Healthcare Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	112,358		106,215
Total liabilities	[2]	1,126		1,179
Share capital	[2]	68,400		75,600
Equity	[2]	111,232		105,036
Share of net asset amount	[2],[6]	48,201		45,516
Unrealized gains (losses)	[2]	697		697
Carrying amount	[1]	48,898	[2],[6]	46,213	[2],[6]		45,718
Operating income	[2]	18,782		6,435
Profit (Loss)	[2]	13,396		(12,655)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	13,396		(12,655)
Dividends	[1],[2]	0		0
KB-Stonebridge Secondary Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	151,004		114,712
Total liabilities	[2]	316		496
Share capital	[2]	148,587		98,235
Equity	[2]	150,688		114,216
Share of net asset amount	[2],[3]	21,948		16,636
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	21,948	[2],[3]	16,636	[2],[3]		4,944
Operating income	[2]	55,572		20,068
Profit (Loss)	[2]	54,053		17,842
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	54,053		17,842
Dividends	[1],[2]	9,895		0
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	13,886		13,896
Total liabilities	[2]	1,467		497
Share capital	[2]	15,376		15,376
Equity	[2]	12,419		13,399
Share of net asset amount	[2],[6]	4,680		5,049
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	4,680	[2],[6]	5,049	[2],[6]		1,295
Operating income	[2]	0		1
Profit (Loss)	[2]	(983)		(991)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(983)		(991)
Dividends	[1],[2]	0		0
KB-UTC Inno-Tech Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	47,848		38,585
Total liabilities	[2]	497		207
Share capital	[2]	48,260		39,319
Equity	[2]	47,351		38,378
Share of net asset amount	[2],[6]	20,972		16,999
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	20,972	[2],[6]	16,999	[2],[6]		417
Operating income	[2]	1,080		0
Profit (Loss)	[2]	32		(866)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	32		(866)
Dividends	[1],[2]	0		0
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	18,069		24,655
Total liabilities	[2]	385		592
Share capital	[2]	13,200		20,400
Equity	[2]	17,684		24,063
Share of net asset amount	[2],[6]	11,789		16,042
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	11,789	[2],[6]	16,042	[2],[6]		18,988
Operating income	[2]	530		5,151
Profit (Loss)	[2]	120		4,421
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	120		4,421
Dividends	[1],[2]	0		0
KB-TS Technology Venture Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	35,279		34,972
Total liabilities	[2]	5,228		3,490
Share capital	[2]	25,500		29,600
Equity	[2]	30,051		31,482
Share of net asset amount	[2],[6]	16,828		17,630
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	16,828	[2],[6]	17,630	[2],[6]		19,731
Operating income	[2]	2,094		5,342
Profit (Loss)	[2]	(1,151)		4,051
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(1,151)		4,051
Dividends	[1],[2]	0		0
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	69,943		64,968
Total liabilities	[2]	221		313
Share capital	[2]	61,100		62,980
Equity	[2]	69,722		64,655
Share of net asset amount	[2],[6]	29,669		27,513
Unrealized gains (losses)	[2]	(750)		(750)
Carrying amount	[1]	28,919	[2],[6]	26,763	[2],[6]		19,752
Operating income	[2]	14,244		5,257
Profit (Loss)	[2]	8,495		3,013
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	8,495		3,013
Dividends	[1],[2]	0		0
KB-SJ Tourism Venture Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	22,947		22,327
Total liabilities	[2]	557		6
Share capital	[2]	27,000		24,300
Equity	[2]	22,390		22,321
Share of net asset amount	[2],[3]	4,146		4,133
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	4,146	[2],[3]	4,133	[2],[3]		2,761
Operating income	[2]	170		0
Profit (Loss)	[2]	(2,631)		(689)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(2,631)		(689)
Dividends	[1],[2]	0		0
WJ Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	35,799		36,197
Total liabilities	[2]	170		170
Share capital	[2]	37,100		37,100
Equity	[2]	35,629		36,027
Share of net asset amount	[2]	9,604		9,711
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	9,604	[2]	9,711	[2]		0
Operating income	[2]	291		2
Profit (Loss)	[2]	(398)		(1,073)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(398)		(1,073)
Dividends	[1],[2]	0		0
All Together Korea Fund No.2
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	10,073		10,025
Total liabilities	[2]	1		1
Share capital	[2]	10,002		10,001
Equity	[2]	10,072		10,024
Share of net asset amount	[2],[7]	10,070		10,023
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	10,070	[2],[7]	10,023	[2],[7]		0
Operating income	[2]	53		187
Profit (Loss)	[2]	47		150
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	47		150
Dividends	[1],[2]	0		0
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	127,960		47,607
Total liabilities	[2]	844		850
Share capital	[2]	111,600		47,500
Equity	[2]	127,116		46,757
Share of net asset amount	[2],[3]	15,254		5,611
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	15,254	[2],[3]	5,611	[2],[3]		0
Operating income	[2]	20,594		2,901
Profit (Loss)	[2]	16,252		(743)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	16,252		(743)
Dividends	[1],[2]	0		0
JR GLOBAL REIT
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]			1,859,214
Total liabilities	[2]			1,043,068
Share capital	[2]			165,600
Equity	[2]			816,146
Share of net asset amount	[2]			215,854
Unrealized gains (losses)	[2]			0
Carrying amount	[1]	0		215,854	[2]		0
Operating income	[2]			0
Profit (Loss)	[2]			0
Other comprehensive income	[2]			0
Total comprehensive income	[2]			0
Dividends	[1]	6,604		0	[2]
Project Vanilla Co., Ltd.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	1,283		4,445
Total liabilities	[2]	211		132
Share capital	[2]	5,000		5,000
Equity	[2]	1,072		4,313
Share of net asset amount	[2]	525		2,151
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	525	[2]	2,151	[2]		0
Operating income	[2]	0		0
Profit (Loss)	[2]	(3,231)		(611)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(3,231)		(611)
Dividends	[1],[2]	0		0
December & Company Inc.
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	71,219		68,173
Total liabilities	[2]	17,276		3,305
Share capital	[2]	37,241		35,441
Equity	[2]	53,943		64,868
Share of net asset amount	[2],[3]	9,054		24,402
Unrealized gains (losses)	[2]	12,334		0
Carrying amount	[1]	21,388	[2],[3]	24,402	[2],[3]		0
Operating income	[2]	3,982		756
Profit (Loss)	[2]	(20,767)		(2,469)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(20,767)		(2,469)
Dividends	[1],[2]	0		0
2020 KB Fintech Renaissance Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	12,252		10,841
Total liabilities	[2]	5		5
Share capital	[2]	10,900		10,900
Equity	[2]	12,247		10,836
Share of net asset amount	[2],[3]	618		547
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	618	[2],[3]	547	[2],[3]		0
Operating income	[2]	1,566		1
Profit (Loss)	[2]	1,411		(64)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	1,411		(64)
Dividends	[1],[2]	0		0
KB Bio Private Equity No.3 Ltd. [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	81,691
Total liabilities	[2]	101
Share capital	[2]	82,000
Equity	[2]	81,590
Share of net asset amount	[2],[3]	9,950
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	9,950	[2],[3]	0
Operating income	[2]	4
Profit (Loss)	[2]	(410)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(410)
Dividends	[1],[2]	0
KB Material and Parts No.1 PEF
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	23,104		23,296
Total liabilities	[2]	0		0
Share capital	[2]	23,500		23,500
Equity	[2]	23,104		23,296
Share of net asset amount	[2],[3]	3,343		3,371
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	3,343	[2],[3]	3,371	[2],[3]		0
Operating income	[2]	451		0
Profit (Loss)	[2]	42		(204)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	42		(204)
Dividends	[1],[2]	34		0
FineKB Private Equity Fund No.1
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	32,583		0
Total liabilities	[2]	315		77
Share capital	[2]	33,500		0
Equity	[2]	32,268		(77)
Share of net asset amount	[2]	8,067		0
Unrealized gains (losses)	[2]	0		0
Carrying amount	[1]	8,067	[2]	0	[2]		0
Operating income	[2]	2		0
Profit (Loss)	[2]	(1,155)		(77)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(1,155)		(77)
Dividends	[1],[2]	0		0
G Payment Joint Stock Company [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	7,797
Total liabilities	[2]	557
Share capital	[2]	2,950
Equity	[2]	7,240
Share of net asset amount	[2]	3,175
Unrealized gains (losses)	[2]	6,175
Carrying amount	[1]	9,350	[2]	0
Operating income	[2]	819
Profit (Loss)	[2]	(762)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(762)
Dividends	[1],[2]	0
Smart Korea KB Future9Sejong Venture Fund [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	2,581
Total liabilities	[2]	81
Share capital	[2]	2,600
Equity	[2]	2,500
Share of net asset amount	[2]	962
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	962	[2]	0
Operating income	[2]	2
Profit (Loss)	[2]	(100)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(100)
Dividends	[1],[2]	0
KBKTB Technology Venture Fund [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	11,008
Total liabilities	[2]	101
Share capital	[2]	11,000
Equity	[2]	10,907
Share of net asset amount	[2],[6]	5,503
Unrealized gains (losses)	[2]	51
Carrying amount	[1]	5,554	[2],[6]	0
Operating income	[2]	8
Profit (Loss)	[2]	(93)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(93)
Dividends	[1],[2]	0
KBSOLIDUS Healthcare Investment Fund [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	2,040
Total liabilities	[2]	0
Share capital	[2]	2,040
Equity	[2]	2,040
Share of net asset amount	[2],[6]	1,800
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,800	[2],[6]	0
Operating income	[2]	0
Profit (Loss)	[2]	0
Other comprehensive income	[2]	0
Total comprehensive income	[2]	0
Dividends	[1],[2]	0
Paramark KB Fund No.1 [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	8,943
Total liabilities	[2]	3
Share capital	[2]	9,860
Equity	[2]	8,940
Share of net asset amount	[2]	1,850
Unrealized gains (losses)	[2]	0
Carrying amount	[1]	1,850	[2]	0
Operating income	[2]	0
Profit (Loss)	[2]	(920)
Other comprehensive income	[2]	0
Total comprehensive income	[2]	(920)
Dividends	[1],[2]	0
KB Star Office Private Real Estate Master Fund No.1 [Member]
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	247,259		231,018
Total liabilities	[2]	122,620		122,298
Share capital	[2]	95,000		95,000
Equity	[2]	124,639		108,720
Share of net asset amount	[2]	26,240		20,413
Unrealized gains (losses)	[2]	0		(347)
Carrying amount	[1]	26,240	[2]	20,066	[2]		₩ 19,839
Operating income	[2]	18		2,392
Profit (Loss)	[2]	(127)		1,076
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(127)		1,076
Dividends	[1],[2]	963		0
KB Social Impact Investment Fund
Disclosure of significant investments in major associates and joint ventures line items [Line Items]
Total assets	[2]	14,431		9,585
Total liabilities	[2]	157		4
Share capital	[2]	15,000		10,000
Equity	[2]	14,274		9,581
Share of net asset amount	[2]	4,282		2,874
Unrealized gains (losses)	[2]	0		0
Carrying amount	[2]	4,282		2,874
Operating income	[2]	7		8
Profit (Loss)	[2]	(306)		(301)
Other comprehensive income	[2]	0		0
Total comprehensive income	[2]	(306)		(301)
Dividends	[2]	₩ 0		₩ 0

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 24,768 million ￦ 62,048 million for the years ended December 31, 2020 and 2021, respectively.
[2]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[3]	As of December 31, 2020 and 2021, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[4]	The ownership of Paycoms Co., Ltd. would be 22.96% and 21.84% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
[5]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2020 and 2021, respectively, considering the potential voting rights of convertible bonds.
[6]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[7]	As of December 31, 2020 and 2021, the Group participates in the investment management committee but cannot exercise control.